Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of other operating income
Gain on sale and leaseback	$ 8,275	$ 21,193	$ 9,668
Gain (loss) on sale of rotable spare parts, furniture and equipment and others	(3,540)	(1,645)	(122)
Other income	42,895	5,518	1,212
Other operating income	54,710	25,066	10,758
Analysis of other operating expenses
Administrative and operational support expenses	110,556	49,431	37,042
Technology and communications	29,651	25,708	21,296
Others	17,996	15,756	92
Insurance	5,930	5,116	3,675
Passenger services	5,731	6,574	3,753
Other operating expenses	$ 169,864	$ 102,585	$ 65,858